Deferred revenue, current (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2015	2014
Hires collected in advance	$647	$441
Deferred revenue from lubricants	-	50
Deferred Revenue, current	$647	$491